Deposits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
NOW accounts	$ 74	$ 36
Regular savings and demand clubs	102	127
Money market	100	63
Individual retirement accounts	64	105
Certificates of deposit	1,096	921
Interest expense on deposits	$ 1,436	$ 1,252